Deferred taxes (Details) - Veraxa Biotech A G [Member] - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Tax losses (Switzerland)	SFr 19,610,769	SFr 11,163,549
Tax losses (Germany)	34,639,558	25,153,116
Total unrecognized deferred tax assets (expiring until 2028)	54,250,327	36,316,665
Possible tax effect	16,817,601	10,197,629
Capital increase expenses	1,639,197	1,397,446
Balancing	(1,639,197)	(1,397,446)
Balance sheet recognition of deferred tax assets
Intangible assets from addition Veraxa Biotech GmbH	(9,652,055)	(9,652,055)
Intangible assets from addition Synimmune GmbH	(8,840,889)	(8,840,889)
Amortization of intangible assets	2,413,015	1,930,412
Gross amount of deferred tax liabilities	(16,079,929)	(16,562,532)
Balancing	1,639,197	1,397,446
Balance sheet recognition of deferred tax liabilities	SFr (14,440,732)	SFr (15,165,086)